Other Current Assets (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Other Current Assets [Abstract]
Other Current Assets
Other current assets consist of the following:
	September 30, 2022	December 31, 2021
Deferred transaction costs	$8,086	$—
Income tax receivable	—	3,274
Other current assets	1	34
	$8,087	$3,308
Other current assets consist of the following:
	Successor
	December 31,
	2021	2020
Income tax receivable	$3,274	$—
Other current assets	34	16
	$3,308	$16